Condensed Consolidated Interim Statements of Stockholders' Equity (Unaudited) - USD ($)	Ordinary shares [member]	Warrant and option reserve [member]	Receivables for Equity Issued [Member]	Obligation to issue shares [member]	Shares to be cancelled [member]	Accumulated other comprehensive income [member]	Retained earnings [member]	Total
Balance, value at Dec. 31, 2021	$ 35,117,130	$ 1,165,170	$ (1,193,641)	$ 7,450	$ 5,323	$ (847,412)	$ (38,715,250)	$ (4,461,230)
Balance, shares at Dec. 31, 2021	185,169,793
IfrsStatementLineItems [Line Items]
Impact of change in functional currency		309,737						309,737
Issuance of common stock	$ 29,097,585	2,253,535						31,351,120
Issuance of common stock, shares	179,194,841
Stock issuance costs	$ (2,658,065)							(2,658,065)
Stock issued for debt settlement	$ 391,021		(18,168)					372,853
Stock issued for debt settlement, shares	3,000,000
Stock issued for prepaid services	$ 118,491							118,491
Stock issued for prepaid services, shares	909,090
Stock issued for RSUs	$ 92,171			(7,450)				84,721
Shares issued for RSUs, shares	700,000
Warrants exercised	$ 86,388	(50,575)						35,813
Warrants exercised shares	451,250
Options exercised	$ 36,097	(18,864)			2,338			19,571
Options exercised, shares	250,000
Finder’s warrants issued	$ (1,782,560)	1,782,560
Stock to be issued for services				51,208				51,208
Comprehensive income						(724,886)	(1,884,929)	(2,609,815)
Balance, value at Jun. 30, 2022	$ 60,498,258	5,441,563	(1,211,809)	51,208	7,661	(1,572,298)	(40,600,179)	22,614,404
Balance, shares at Jun. 30, 2022	369,674,974
Balance, value at Dec. 31, 2022	$ 64,750,270	5,682,869	(1,062,062)	94,210	7,645	(4,009,997)	(44,837,004)	20,625,931
Balance, shares at Dec. 31, 2022	383,875,552
IfrsStatementLineItems [Line Items]
Stock issued for debt settlement	$ 142,626							142,626
Stock issued for debt settlement, shares	500,000
Stock issued for RSUs	$ 149,390							149,390
Shares issued for RSUs, shares	1,010,000
Warrants exercised	$ 2,215							2,215
Warrants exercised shares	25,000
Options exercised	$ 226,116	(90,524)		166,244				301,836
Options exercised, shares	550,000
Comprehensive income						(10,706,573)	47,154	(10,659,419)
Stock-based compensation - options		103,077						103,077
Stock-based compensation – RSU’s		1,046,605						1,046,605
RSU’s repurchased		(919,790)	604,537					(315,253)
Convertible debt – Equity component		1,004,524						1,004,524
Reduction of notes receivables			299,665					299,665
Balance, value at Jun. 30, 2023	$ 65,270,617	$ 6,826,761	$ (157,860)	$ 260,454	$ 7,645	$ (14,716,570)	$ (44,789,850)	$ 12,701,197
Balance, shares at Jun. 30, 2023	385,960,552